Document and Entity Information	May 14, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Tronox Holdings plc, a public limited company incorporated under the laws of England and Wales (the “Company”) is filing this Current Report on Form 8-K/A (Amendment No. 1) in order to amend its previously filed Current Report on Form 8-K, as filed with the Securities and Exchange Commission on May 14, 2020. The sole purpose of this Amendment No. 1 is to file, and incorporate by reference herein, Exhibit 2.1.
Document Period End Date	May 14, 2020
Entity Registrant Name	Tronox Holdings plc
Entity Incorporation, State or Country Code	X0
Entity File Number	001-35573
Entity Tax Identification Number	98-1467236
Entity Address, Address Line One	263 Tresser Boulevard, Suite 1100
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901
City Area Code	203
Local Phone Number	705-3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001530804
Title of 12(b) Security	Ordinary shares, par value $0.01 per share
Trading Symbol	TROX
Security Exchange Name	NYSE